Note Allowance for loan losses (Allowance Movement) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		$ 623,426	$ 540,651
Provision (reversal) for loan losses		228,072	325,424		$ 170,016
Charge-offs		(352,622)	(311,575)
Recoveries		70,472	68,926
Balance at end of period		569,348	623,426		540,651
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		119,670	109,091
General ALLL		449,678	514,335
Ending balance: loans individually evaluated for impairment		1,045,095	947,423
Ending balance: loans collectively evaluated for impairment		25,462,794	23,862,645
Non-covered Loans held-in-portfolio		26,507,889	24,292,794
Loans covered under loss-sharing agreements with the FDIC		0	517,274
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		26,507,889	24,810,068
Covered loans
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Loans covered under loss-sharing agreements with the FDIC	[1],[2]		517,274
PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		19,883,472	18,078,058	[3]
PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		518,104	467,984
Provision (reversal) for loan losses		196,461	241,739
Charge-offs		(298,212)	(248,959)
Recoveries		57,195	57,340
Allowance Transferred From Covered Loans	[4]	33,610
Balance at end of period		507,158	518,104		467,984
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		115,409	105,660
General ALLL		391,749	412,444
Ending balance: loans individually evaluated for impairment		1,015,108	933,124
Ending balance: loans collectively evaluated for impairment		18,868,364	17,144,934
Non-covered Loans held-in-portfolio		19,883,472	18,078,058
PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		33,244	30,350
Provision (reversal) for loan losses		1,730	5,742
Charge-offs		(1,448)	(4,171)
Recoveries		84	1,323
Allowance Transferred To Non Covered Loans		(33,610)
Balance at end of period		0	33,244		30,350
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0	0
General ALLL		0	33,244
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		0	517,274
Loans covered under loss-sharing agreements with the FDIC		0	517,274
UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		6,624,417	6,214,736
UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		72,078	42,317
Provision (reversal) for loan losses		29,881	77,943
Charge-offs		(52,962)	(58,445)
Recoveries		13,193	10,263
Balance at end of period		62,190	72,078		42,317
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		4,261	3,431
General ALLL		57,929	68,647
Ending balance: loans individually evaluated for impairment		29,987	14,299
Ending balance: loans collectively evaluated for impairment		6,594,430	6,200,437
Non-covered Loans held-in-portfolio		6,624,417	6,214,736
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		215,665	202,654
Provision (reversal) for loan losses		109,165	69,563
Charge-offs		(107,272)	(85,990)
Recoveries		21,557	29,438
Balance at end of period		239,115	215,665		202,654
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		52,190	36,982
General ALLL		186,925	178,683
Ending balance: loans individually evaluated for impairment		398,518	323,455
Ending balance: loans collectively evaluated for impairment		11,644,501	11,165,406
Non-covered Loans held-in-portfolio		12,043,019	11,488,861
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		12,043,019	11,488,861
Commercial | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		7,372,643	7,265,899
Commercial | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		171,531	189,686
Provision (reversal) for loan losses		101,614	4,240
Charge-offs		(82,352)	(49,591)
Recoveries		16,421	27,196
Allowance Transferred From Covered Loans	[4]	0
Balance at end of period		207,214	171,531		189,686
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		52,190	36,982
General ALLL		155,024	134,549
Ending balance: loans individually evaluated for impairment		398,518	323,455
Ending balance: loans collectively evaluated for impairment		6,974,125	6,942,444
Non-covered Loans held-in-portfolio		7,372,643	7,265,899
Commercial | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		0	0
Provision (reversal) for loan losses		0	0
Charge-offs		0	0
Recoveries		0	0
Allowance Transferred To Non Covered Loans		0
Balance at end of period		0	0		0
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0	0
General ALLL		0	0
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		0	0
Loans covered under loss-sharing agreements with the FDIC		0	0
Commercial | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		4,670,376	4,222,962
Commercial | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		44,134	12,968
Provision (reversal) for loan losses		7,551	65,323
Charge-offs		(24,920)	(36,399)
Recoveries		5,136	2,242
Balance at end of period		31,901	44,134		12,968
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0	0
General ALLL		31,901	44,134
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		4,670,376	4,222,962
Non-covered Loans held-in-portfolio		4,670,376	4,222,962
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		8,362	9,525
Provision (reversal) for loan losses		3,514	(3,793)
Charge-offs		(5,815)	(3,588)
Recoveries		1,363	6,218
Balance at end of period		7,424	8,362		9,525
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		56	0
General ALLL		7,368	8,362
Ending balance: loans individually evaluated for impairment		13,848	0
Ending balance: loans collectively evaluated for impairment		765,601	880,029
Non-covered Loans held-in-portfolio		779,449	880,029
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		779,449	880,029
Construction | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		85,955	95,369
Construction | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		1,286	1,353
Provision (reversal) for loan losses		(1,754)	(2,690)
Charge-offs		(9)	(3,588)
Recoveries		1,363	6,211
Allowance Transferred From Covered Loans	[4]	0
Balance at end of period		886	1,286		1,353
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		56	0
General ALLL		830	1,286
Ending balance: loans individually evaluated for impairment		1,788	0
Ending balance: loans collectively evaluated for impairment		84,167	95,369
Non-covered Loans held-in-portfolio		85,955	95,369
Construction | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		0	0
Provision (reversal) for loan losses		0	0
Charge-offs		0	0
Recoveries		0	0
Allowance Transferred To Non Covered Loans		0
Balance at end of period		0	0		0
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0	0
General ALLL		0	0
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		0	0
Loans covered under loss-sharing agreements with the FDIC		0	0
Construction | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		693,494	784,660
Construction | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		7,076	8,172
Provision (reversal) for loan losses		5,268	(1,103)
Charge-offs		(5,806)	0
Recoveries		0	7
Balance at end of period		6,538	7,076		8,172
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0	0
General ALLL		6,538	7,076
Ending balance: loans individually evaluated for impairment		12,060	0
Ending balance: loans collectively evaluated for impairment		681,434	784,660
Non-covered Loans held-in-portfolio		693,494	784,660
Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		196,143	178,093
Provision (reversal) for loan losses		17,084	95,970
Charge-offs		(71,071)	(83,393)
Recoveries		5,256	5,473
Balance at end of period		147,412	196,143		178,093
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		41,211	48,832
General ALLL		106,201	147,311
Ending balance: loans individually evaluated for impairment		518,888	518,275
Ending balance: loans collectively evaluated for impairment		6,716,370	7,255,061
Non-covered Loans held-in-portfolio		7,235,258	7,270,407
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		7,235,258	7,773,336
Mortgages | Covered loans
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Loans covered under loss-sharing agreements with the FDIC			502,929
Mortgages | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		6,433,323	6,576,779
Mortgages | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		159,081	143,320
Provision (reversal) for loan losses		15,297	90,705
Charge-offs		(69,393)	(78,121)
Recoveries		4,571	3,177
Allowance Transferred From Covered Loans	[4]	33,422
Balance at end of period		142,978	159,081		143,320
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		38,760	46,354
General ALLL		104,218	112,727
Ending balance: loans individually evaluated for impairment		509,468	509,033
Ending balance: loans collectively evaluated for impairment		5,923,855	6,067,746
Non-covered Loans held-in-portfolio		6,433,323	6,576,779
Mortgages | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		32,521	30,159
Provision (reversal) for loan losses		2,265	5,098
Charge-offs		(1,446)	(4,049)
Recoveries		82	1,313
Allowance Transferred To Non Covered Loans		(33,422)
Balance at end of period		0	32,521		30,159
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0	0
General ALLL		0	32,521
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		0	502,929
Loans covered under loss-sharing agreements with the FDIC		0	502,929
Mortgages | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		801,935	693,628
Mortgages | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		4,541	4,614
Provision (reversal) for loan losses		(478)	167
Charge-offs		(232)	(1,223)
Recoveries		603	983
Balance at end of period		4,434	4,541		4,614
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		2,451	2,478
General ALLL		1,983	2,063
Ending balance: loans individually evaluated for impairment		9,420	9,242
Ending balance: loans collectively evaluated for impairment		792,515	684,386
Non-covered Loans held-in-portfolio		801,935	693,628
Legacy
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		798	1,343
Provision (reversal) for loan losses		(1,861)	(2,275)
Charge-offs		114	(897)
Recoveries		1,918	2,627
Balance at end of period		969	798		1,343
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0	0
General ALLL		969	798
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		25,949	32,980
Non-covered Loans held-in-portfolio	[5]	25,949	32,980
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		25,949	32,980
Legacy | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		25,949	32,980
Legacy | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		798	1,343
Provision (reversal) for loan losses		(1,861)	(2,275)
Charge-offs		114	(897)
Recoveries		1,918	2,627
Balance at end of period		969	798		1,343
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0	0
General ALLL		969	798
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		25,949	32,980
Non-covered Loans held-in-portfolio		25,949	32,980
Leasing
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		11,991	7,662
Provision (reversal) for loan losses		5,525	11,099
Charge-offs		(8,297)	(8,407)
Recoveries		2,267	1,637
Balance at end of period		11,486	11,991		7,662
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		320	475
General ALLL		11,166	11,516
Ending balance: loans individually evaluated for impairment		1,099	1,456
Ending balance: loans collectively evaluated for impairment		933,674	808,534
Non-covered Loans held-in-portfolio		934,773	809,990
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		934,773	809,990
Leasing | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		934,773	809,990
Leasing | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		11,991	7,662
Provision (reversal) for loan losses		5,525	11,099
Charge-offs		(8,297)	(8,407)
Recoveries		2,267	1,637
Allowance Transferred From Covered Loans	[4]	0
Balance at end of period		11,486	11,991		7,662
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		320	475
General ALLL		11,166	11,516
Ending balance: loans individually evaluated for impairment		1,099	1,456
Ending balance: loans collectively evaluated for impairment		933,674	808,534
Non-covered Loans held-in-portfolio		934,773	809,990
Leasing | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		0	0
Provision (reversal) for loan losses		0	0
Charge-offs		0	0
Recoveries		0	0
Allowance Transferred To Non Covered Loans		0
Balance at end of period		0	0		0
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0	0
General ALLL		0	0
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		0	0
Loans covered under loss-sharing agreements with the FDIC		0	0
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		190,467	141,374
Provision (reversal) for loan losses		94,645	154,860
Charge-offs		(160,281)	(129,300)
Recoveries		38,111	23,533
Balance at end of period		162,942	190,467		141,374
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		25,893	22,802
General ALLL		137,049	167,665
Ending balance: loans individually evaluated for impairment		112,742	104,237
Ending balance: loans collectively evaluated for impairment		5,376,699	3,720,635
Non-covered Loans held-in-portfolio		5,489,441	3,810,527
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		5,489,441	3,824,872
Consumer | Covered loans
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Loans covered under loss-sharing agreements with the FDIC			14,345
Consumer | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		5,056,778	3,330,021
Consumer | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		174,215	125,963
Provision (reversal) for loan losses		75,779	138,385
Charge-offs		(138,161)	(109,252)
Recoveries		32,573	19,119
Allowance Transferred From Covered Loans	[4]	188
Balance at end of period		144,594	174,215		125,963
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		24,083	21,849
General ALLL		120,511	152,366
Ending balance: loans individually evaluated for impairment		104,235	99,180
Ending balance: loans collectively evaluated for impairment		4,952,543	3,230,841
Non-covered Loans held-in-portfolio		5,056,778	3,330,021
Consumer | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		723	191
Provision (reversal) for loan losses		(535)	644
Charge-offs		(2)	(122)
Recoveries		2	10
Allowance Transferred To Non Covered Loans		(188)
Balance at end of period		0	723		191
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0	0
General ALLL		0	723
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		0	14,345
Loans covered under loss-sharing agreements with the FDIC		0	14,345
Consumer | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		432,663	480,506
Consumer | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		15,529	15,220
Provision (reversal) for loan losses		19,401	15,831
Charge-offs		(22,118)	(19,926)
Recoveries		5,536	4,404
Balance at end of period		18,348	15,529		$ 15,220
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		1,810	953
General ALLL		16,538	14,576
Ending balance: loans individually evaluated for impairment		8,507	5,057
Ending balance: loans collectively evaluated for impairment		424,156	475,449
Non-covered Loans held-in-portfolio		$ 432,663	$ 480,506

[1]
Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

[2]	Includes $279 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	Represents the allowance transferred from covered to non-covered loans at June 30, 2018, due to the Termination Agreement with the FDIC.
[5]
The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the Popular U.S. segment.